Stock-Based Compensation - Schedule of Relevant Data Used to Estimate Fair Value of Stock Option Grants (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rates, Minimum	1.42%	2.67%	1.97%
Risk-free interest rates, Maximum	2.67%	3.06%	2.29%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6 years	6 years	6 years
Expected volatility, Minimum	66.20%	69.80%	69.90%
Expected volatility, Maximum	69.50%	75.30%	72.80%